Stockholders' Equity	12 Months Ended
Dec. 25, 2012
Stockholders' Equity

(10) Stockholders’ Equity

In November 2010, the Company received a cash equity contribution from its Parent in the amount of $47,127. The proceeds from the equity contribution were used to retire in full certain advances due affiliate (see Note 4 for additional information).